13. Commitment and Contingencies (Sept. 2017) (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
2017	$ 294,574
2018	616,627	$ 36,214
2019	0
2020	0
2021	0
Thereafter	0
Operating Leases
2017	36,214
2018	36,214
2019	0
2020	0
2021	0
Thereafter	0
Employment Agreements
2017	258,360
2018	580,413
2019	0
2020	0
2021	0
Thereafter	$ 0